Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of amortisation periods for goodwill and intangible assets

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[1]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
1Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible assets
	Goodwill	Internally generated software	Other software	Brand	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m	£m
2023
Cost
As at 1 January 2023	4,737	7,627	620	—	1,654	984	15,622
Additions	311	1,203	164	7	—	4	1,689
Disposals[1]	—	(1,546)	19	—	—	(2)	(1,529)
Exchange and other movements[2]	(13)	(94)	(86)	—	(85)	(830)	(1,108)
As at 31 December 2023	5,035	7,190	717	7	1,569	156	14,674
Accumulated amortisation and impairment
As at 1 January 2023	(825)	(4,195)	(385)	—	(1,475)	(503)	(7,383)
Disposals[1]	—	1,546	(26)	—	—	2	1,522
Amortisation charge	—	(1,050)	(69)	(1)	(39)	(49)	(1,208)
Impairment charge	(33)	(309)	(3)	—	—	—	(345)
Exchange and other movements[2]	—	43	5	—	76	410	534
As at 31 December 2023	(858)	(3,965)	(478)	(1)	(1,438)	(140)	(6,880)
Net book value	4,177	3,225	239	6	131	16	7,794
2022
As at 1 January 2022	4,718	7,180	626	—	1,431	908	14,863
Additions	—	1,047	18	—	76	19	1,160
Disposals[1]	—	(774)	(36)	—	(12)	(39)	(861)
Exchange and other movements	19	174	12	—	159	96	460
As at 31 December 2022	4,737	7,627	620	—	1,654	984	15,622
Accumulated amortisation and impairment
As at 1 January 2022	(825)	(3,884)	(364)	—	(1,300)	(429)	(6,802)
Disposals[1]	—	774	36	—	12	39	861
Amortisation charge	—	(946)	(50)	—	(44)	(69)	(1,109)
Impairment charge	—	(18)	—	—	—	—	(18)
Exchange and other movements	—	(121)	(7)	—	(143)	(44)	(315)
As at 31 December 2022	(825)	(4,195)	(385)	—	(1,475)	(503)	(7,383)
Net book value	3,912	3,432	235	—	179	481	8,239
Notes
1Disposals pertain to  fully amortised  assets which are  not in use.
2In the current year the group has reclassified assets with a total net book value of £412m recognised on balance sheet relating to sign-on bonus payments made to co-brand credit card partners from Intangible Assets (Licenses and other) to Other Assets. This change in classification has been made to more appropriately reflect the nature of the assets.

Disclosure of goodwill allocated to business operations according to business segments	Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2023			2022
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,872	1,096	4,968	3,560	1,263	4,823
Barclays International	267	2,519	2,786	310	3,062	3,372
Head Office	38	2	40	42	2	44
Total	4,177	3,617	7,794	3,912	4,327	8,239

Disclosure of the outcome the impairment review and sensitivity of the value in use to key judgements in the calculations	The outcome of the impairment review for Personal Banking, Business Banking, Barclaycard UK and Cards and Payments are set out
below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value	Value in use exceeding carrying value 2022
	£m	£m	£m	£m	£m	£m	£m
Personal Banking	6,130	3,066	740	9,936	12,297	2,361	4,667
Cards and Payments	3,626	180	800	4,606	5,342	736	1,598
Business Banking	1,836	629	239	2,704	5,990	3,286	6,623
Barclaycard UK	1,938	179	164	2,281	2,307	26	364
Total	13,530	4,054	1,943	19,527	25,936	6,409	13,252
The sensitivity of the value in use to key judgements in the calculations for certain CGUs holding goodwill balances is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	Reduction in headroom				Change required to reduce headroom to zero
						100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cash flows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Personal Banking	9,936	12,297	2,361	18.2	2.0	(1,042)	(710)	(263)	(1,337)	2.5	(4.1)	4.5	(17.6)
Cards and Payments	4,606	5,342	736	16.8	2.0	(647)	(473)	(250)	(724)	1.2	(1.6)	1.5	(10.2)
Total	14,542	17,639	3,097